Long-term debt - Schedule of Long-term Debt (Detail) - CAD ($) $ in Millions	Dec. 31, 2023		Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 224.9	[1]	$ 232.6
Notional amount	224.9		232.6
Unamortized discount of senior unsecured notes	(1.6)		(2.3)
Deferred financing costs	(3.3)		(5.0)
Total long-term debt	220.0		225.3
Current portion	2.0		0.0
Non-current portion	218.0		225.3
Syndicated Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	107.5		105.0
11.95% $118.4 million, maturing July 27, 2027 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 117.4		$ 127.6

[1]	The 2025 figure includes our syndicated credit facility which has a term-out date of May 2025. The 2027 figure includes our senior unsecured notes due in July 2027. Refer to Note 5 for further details. Historically, the Company has successfully renewed its syndicated credit facility.